Annual Fund Operating Expenses	Oct. 31, 2025
Nuveen International Responsible Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Nuveen International Responsible Equity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.58%
Nuveen International Responsible Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.37%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.24%
Nuveen International Responsible Equity Fund | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.36%
Nuveen International Responsible Equity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.20%
Nuveen International Responsible Equity Fund | Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2026
Nuveen Lifecycle 2010 Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[3],[4]
Other Expenses (as a percentage of Assets):	0.13%	[3],[4]
Acquired Fund Fees and Expenses	0.12%	[4],[5]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.28%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.36%
Nuveen Lifecycle 2010 Fund | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[3],[4]
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.05%	[3],[4]
Acquired Fund Fees and Expenses	0.12%	[4],[5]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.28%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.43%
Nuveen Lifecycle 2010 Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[3],[4]
Other Expenses (as a percentage of Assets):	0.05%	[3],[4]
Acquired Fund Fees and Expenses	0.12%	[4],[5]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.28%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.28%
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[3],[4]
Other Expenses (as a percentage of Assets):	0.30%	[3],[4]
Acquired Fund Fees and Expenses	0.12%	[4],[5]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.28%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.53%
Nuveen Green Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Nuveen Green Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[8]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	0.76%
Nuveen Green Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.28%	[8]
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	0.52%
Nuveen Green Bond Fund | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.17%)	[9]
Net Expenses (as a percentage of Assets)	0.57%
Nuveen Green Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	0.42%
Nuveen Green Bond Fund | Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.16%)	[9]
Net Expenses (as a percentage of Assets)	0.67%
Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Nuveen Short Duration Impact Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%	[10]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	0.66%
Nuveen Short Duration Impact Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	0.36%
Nuveen Short Duration Impact Bond Fund | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	0.49%
Nuveen Short Duration Impact Bond Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	0.34%
Nuveen Short Duration Impact Bond Fund | Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.27%)	[11]
Net Expenses (as a percentage of Assets)	0.59%
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2026
Nuveen Lifestyle Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.51%	[12],[13]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.11%)	[14]
Net Expenses (as a percentage of Assets)	0.89%
Nuveen Lifestyle Growth Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.51%	[12],[13]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.10%)	[14]
Net Expenses (as a percentage of Assets)	0.65%
Nuveen Lifestyle Growth Fund | Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution or Similar (Non 12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.51%	[12],[13]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.19%)	[14]
Net Expenses (as a percentage of Assets)	0.73%
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.51%	[12],[13]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.11%)	[14]
Net Expenses (as a percentage of Assets)	0.58%
Nuveen Lifestyle Growth Fund | Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.51%	[12],[13]
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.10%)	[14]
Net Expenses (as a percentage of Assets)	0.83%

[1]	Restated to reflect estimate for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.75% of average daily net assets for Class A shares; (ii) 0.55% of average daily net assets for Class I shares; (iii) 0.55% of average daily net assets for Premier Class shares; (iv) 0.40% of average daily net assets for Class R6 shares; and (v) 0.65% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2027, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.13%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[3]	Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.
[4]	Restated to reflect estimate for the current fiscal year.
[5]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[6]	Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.
[7]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were
[8]	Restated to reflect estimates for the current fiscal year.
[9]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average
[10]	Restated to reflect estimates for the current fiscal year.
[11]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Class A shares; (ii) 0.50% of average daily net assets for Class I shares; (iii) 0.50% of average daily net assets for Premier Class shares; (iv) 0.35% of average daily net assets for Class R6 shares; and (v) 0.60% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2026, unless changed with approval of the Board of Trustees. Teachers Advisors, LLC has also agreed to waive fees and/or reimburse expenses to reduce the maximum Total annual operating expenses detailed above for each class of the Fund by 0.01%. This waiver and/or reimbursement arrangement may be terminated or modified prior to July 31, 2028 only with approval of the Board of Trustees.
[12]	Restated to reflect estimate for the current fiscal year.
[13]	“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.
[14]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board